Goodwill and Intangible Assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Changes in the Group's goodwill by segment
Balance at the beginning of the period	$ 10,266
Currency translation adjustment	396
Balance at the end of the period	10,662
Advertising & Marketing
Changes in the Group's goodwill by segment
Balance at the beginning of the period	0
Currency translation adjustment	0
Balance at the end of the period	0
Other
Changes in the Group's goodwill by segment
Balance at the beginning of the period	10,266
Currency translation adjustment	396
Balance at the end of the period	$ 10,662